Discontinued Operations (Schedule of Results Attributable to Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of discontinued operations [Abstract]
Revenue		$ 1,777,232	$ 1,517,391		$ 962,677
Cost of sales and services (excluding depreciation and amortization)		(1,235,214)	(1,076,563)		(620,180)
Depreciation and amortization		(135,733)	(132,998)		(85,482)
Gross profit		406,285	307,830		257,015
Income before taxes on income		152,280	92,233		126,116
Taxes on income		(73,141)	(57,083)		(53,335)
Income after taxes on income		79,139	35,150		72,781
Gain on sale of discontinued operations		529,923
Tax on gain on sale of discontinued operations		(132,497)
Income from discontinued operations		476,565	35,150	[1]	72,781	[1]
Net cash flows provided by operating activities		319,637	176,515		229,757
Net cash flows provided by/(used in) investing activities		816,544	(300,833)		(637,994)
Net cash flows (used in)/provided by financing activities		(103,524)	25,308		163,714
Cash and cash equivalents provided by/(used in) discontinued operations		1,032,657	(99,010)		(244,523)
Property, plant and equipment		616,164	3,497,300		2,953,821
Goodwill and intangible assets		1,641	376,778
Investments in associated companies		9,155
Deferred taxes, net		52,753	225,354
Income tax receivable		112,457
Trade and other receivables		379,143
Inventories	[2]		91,659
Cash and cash equivalents		1,417,388	$ 326,635		$ 383,953		$ 610,056
Trade and other liabilities		(2,753,476)
Net asset		1,297,995
Consideration received, satisfied in cash		934,573
Transaction costs		(3,280)
Cash and cash equivalents disposed off		(138,708)
Net cash inflow		$ 792,585

[1]	Restated (See note 2.E and 28)
[2]	Inventories as at December 31, 2016 belongs to discontinued operations.